DEPRECIATION AND AMORTIZATION	9 Months Ended
Sep. 30, 2022
Disclosure of depreciation and amortization expense [Abstract]
DEPRECIATION AND AMORTIZATION

8.DEPRECIATION AND AMORTIZATION

The following table shows depreciation and amortization expense included in Research and Development (R&D) and General and Administrative (G&A) expenses:

	Three Months Ended		Nine Months Ended
	Sept 30, 2022	Sept 30, 2021	Sept 30, 2022	Sept 30, 2021
	$	$	$	$
Depreciation of ROU assets	87	85	259	218
Depreciation of PPE	87	43	202	104
R&D - Depreciation	174	128	461	322
G&A - Amortization of patent rights	40	40	102	81
Depreciation and Amortization	214	168	563	403